INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill
Average Amortization Rate, Intangible assets other than goodwill
Opening balance	R$ 78,173,273	R$ 79,866,241
Business combination	452,938
Additions	603,753	449,060
Write-offs/Reversals	(9,203)	(71,462)
Amortizations	(2,424,266)	(2,027,350)
Transfers for Assets Held for Sale		(51,804)
Transfers	(170,789)	8,588
Closing balance	76,625,706	78,173,273	R$ 79,866,241
Costs
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	84,180,396	83,867,468
Closing balance	84,829,698	84,180,396	83,867,468
Accumulated Amortization and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	(6,007,123)	(4,001,227)
Closing balance	(8,203,993)	R$ (6,007,123)	R$ (4,001,227)
Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Average Amortization Rate, Intangible assets other than goodwill		0.00%	0.00%
Opening balance	(36,576)	R$ (43,654)
Business combination	0
Additions	0	0
Write-offs/Reversals	0	0
Amortizations	0	0
Transfers for Assets Held for Sale		0
Transfers	0	7,078
Closing balance	(36,576)	R$ (36,576)	R$ (43,654)
Concession Rights
Disclosure of reconciliation of changes in intangible assets and goodwill
Average Amortization Rate, Intangible assets other than goodwill		2.66%	2.42%
Opening balance	76,718,847	R$ 78,691,708
Business combination	452,938
Additions	24,576	0
Write-offs/Reversals	(9,203)	(17,358)
Amortizations	(2,241,005)	(1,934,243)
Transfers for Assets Held for Sale		(35,533)
Transfers	(181,612)	14,273
Closing balance	74,764,541	76,718,847	R$ 78,691,708
Concession Rights | Costs
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	81,916,771	81,960,541
Closing balance	81,989,472	81,916,771	81,960,541
Concession Rights | Accumulated Amortization and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	(5,197,924)	(3,268,833)
Closing balance	(7,224,932)	R$ (5,197,924)	R$ (3,268,833)
Software
Disclosure of reconciliation of changes in intangible assets and goodwill
Average Amortization Rate, Intangible assets other than goodwill		9.86%	6.54%
Opening balance	520,010	R$ 269,993
Business combination	0
Additions	12	3,601
Write-offs/Reversals	0	(52,073)
Amortizations	(122,393)	(49,655)
Transfers for Assets Held for Sale		0
Transfers	406,577	348,144
Closing balance	804,206	520,010	R$ 269,993
Software | Costs
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	929,008	633,504
Closing balance	1,328,544	929,008	633,504
Software | Accumulated Amortization and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	(408,998)	(363,511)
Closing balance	(524,338)	R$ (408,998)	R$ (363,511)
Use of the public property
Disclosure of reconciliation of changes in intangible assets and goodwill
Average Amortization Rate, Intangible assets other than goodwill		1.60%	2.36%
Opening balance	197,264	R$ 215,349
Business combination	0
Additions	242	208
Write-offs/Reversals	0	0
Amortizations	(7,208)	(7,938)
Transfers for Assets Held for Sale		(10,770)
Transfers	0	415
Closing balance	190,298	197,264	R$ 215,349
Use of the public property | Costs
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	298,841	314,044
Closing balance	299,083	298,841	314,044
Use of the public property | Accumulated Amortization and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	(101,577)	(98,695)
Closing balance	(108,785)	R$ (101,577)	R$ (98,695)
Intangible assets in progress
Disclosure of reconciliation of changes in intangible assets and goodwill
Average Amortization Rate, Intangible assets other than goodwill		0.00%	0.00%
Opening balance	609,906	R$ 562,560
Business combination	0
Additions	479,047	391,046
Write-offs/Reversals	0	(1,232)
Amortizations	0	0
Transfers for Assets Held for Sale		0
Transfers	(394,714)	(342,468)
Closing balance	694,239	609,906	R$ 562,560
Intangible assets in progress | Costs
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	609,906	562,560
Closing balance	694,239	609,906	562,560
Intangible assets in progress | Accumulated Amortization and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	0	0
Closing balance	0	R$ 0	R$ 0
Others
Disclosure of reconciliation of changes in intangible assets and goodwill
Average Amortization Rate, Intangible assets other than goodwill		1.28%	1.03%
Opening balance	163,822	R$ 170,285
Business combination	0
Additions	99,876	54,205
Write-offs/Reversals	0	(799)
Amortizations	(53,660)	(35,514)
Transfers for Assets Held for Sale		(5,501)
Transfers	(1,040)	(18,854)
Closing balance	208,998	163,822	R$ 170,285
Others | Costs
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	425,870	396,819
Closing balance	518,360	425,870	396,819
Others | Accumulated Amortization and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	(262,048)	(226,534)
Closing balance	R$ (309,362)	R$ (262,048)	R$ (226,534)